Significant Accounting Policies (Tables)	9 Months Ended
Jul. 31, 2021
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Schedule of Non-derivative Financial Assets and Financial Liabilities
The following table reflects the Bank’s IBOR exposure to
non-derivative
financial assets and financial liabilities as at November 1, 2020, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. These exposures will remain outstanding until LIBOR ceases and will therefore transition in the future.

	Carrying amount
As at November 1 , 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021
Non-derivative financial assets (3)	$27,500	$1,468	$695	$29,663
Non-derivative financial liabilities (4)(5)	1,229	949	750	2,928
(1)	Other Rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors ceased to be published after May 17, 2021.
(2)	Other Rates exclude EURIBOR exposures from non-derivative financial assets and non-derivative financial liabilities of $2,181 million and $1,164 million, respectively, which were included in Q1/21.
(3)	Non derivative financial assets include carrying amounts of debt securities and loans (debt securities and loans measured at amortized cost are gross of allowance for credit losses).
(4)	Non-derivative financial liabilities include carrying amounts of deposits, subordinated debentures and other liabilities.
(5)
Non-derivative
financial liabilities exclude additional Tier 1 capital instruments of $1.56 billion (US$1.25 billion) that are currently at a fixed rate and subsequently reset to three-month USD LIBOR on October 12, 2022.

Schedule of Notional Balance of the Bank's Derivative Exposures and Undrawn Commitments to Significant IBORs
The following table reflects the Bank’s IBOR exposure to derivatives and undrawn commitments as at November 1, 2020, subject to reform that has yet to transition to alternative benchmark rates. The Bank’s IBOR exposure to financial instruments includes USD LIBOR maturing after June 30, 2023, and GBP LIBOR and Other Rates with most maturing after December 31, 2021. These exposures will remain outstanding until LIBOR ceases and will therefore transition in the future.

	Notional amount
As at November 1, 2020 ($ millions)	USD LIBOR	GBP LIBOR	Other Rates (1)(2)	Total
	Maturing after June 30, 2023	Maturing after December 31, 2021
Derivatives
Single currency interest rate swaps	$410,590	$699,339	$16,697	$1,126,626
Cross currency interest rate swaps (3)	231,539	31,052	19,084	281,675
Other (4)	20,885	29,486	–	50,371
Undrawn commitments	20,354	1,094	464	21,912
(1)	Other Rates include exposures to EUR LIBOR, EONIA, CHF LIBOR, JPY LIBOR and six-month and twelve-month CDOR. These CDOR tenors cease d to be published after May 17, 2021.
(2)	Other Rates exclude EURIBOR exposures from derivatives and undrawn commitments of $354,513 million and $149 million, respectively, which were included in Q1/21.
(3)
For cross currency interest rate swaps, where both legs are referencing rates directly impacted by the benchmark reform, the relevant notional amount for both legs are shown separately to reflect the risks relating to the reform for each rate.

(4)	Other derivatives include futures, forward rate agreements and options.